Consolidated Statement of Cash Flows - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Net result	€ (24,381)	€ (15,069)	€ (53,501)	€ (43,440)
Adjustments for:
Depreciation	612	544	1,773	1,777
Share-based compensation	1,335	1,716	3,256	4,435
Financial income and expenses	620	(266)	1,998	2,491
Results related to associates		132	8	132
Gain on disposal of associate				(514)
Results related to financial liabilities measured at fair value through profit or loss	(5)	611	(3,831)	1,373
Result related to derecognition of financial liabilities	4,016		2,872
Income tax expenses	69	35	96	95
Changes in working capital	3,465	4,836	231	5,658
Cash used in operations	(14,269)	(7,461)	(47,098)	(27,993)
Corporate income tax paid	(69)	(35)	(96)	(95)
Interest received	67		67	5
Interest paid	(1,093)	(561)	(3,548)	(1,714)
Net cash used in operating activities	(15,364)	(8,057)	(50,675)	(29,797)
Cash flow from investing activities
Purchases of property, plant and equipment	(246)	(175)	(721)	(259)
Net cash used in investing activities	(246)	(175)	(721)	(259)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs		23,223		108,477
Proceeds from exercise of share options		402	33	1,155
Proceeds from borrowings		284		853
Repayments of convertible loans	(43,373)		(43,373)
Repayment of lease liability	(381)	(347)	(1,314)	(597)
Net cash (used in)/generated by financing activities	(43,754)	23,562	(44,654)	109,888
Net increase (decrease) in cash and cash equivalents	(59,364)	15,330	(96,050)	79,832
Currency effect cash and cash equivalents	3,393	1,369	8,957	471
Cash and cash equivalents, at beginning of the period	156,402	139,442	187,524	75,838
Cash and cash equivalents at the end of the period	€ 100,431	€ 156,141	€ 100,431	€ 156,141